Nature of Operations and Going Concern (from 10K) (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Going Concern Tables
Acquisition costs

The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200